Liabilities to Banks and debentures - Disclosure of composition of issuance of debentures and warrants (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Credit And Loans From Banks [Abstract]
Debentures	$ 314,064	$ 0